PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 82.0%
Asset-Backed Securities 21.2%
Automobiles 1.9%
ARI Fleet Lease Trust, Series 2024-A, Class A2, 144A	5.300%	11/15/32	3,190	$3,208,977
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	35,000	34,852,268
Series 2022-03A, Class A, 144A	4.620	02/20/27	17,500	17,506,025
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,249,660
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,817,795
Enterprise Fleet Financing LLC,
Series 2022-03, Class A2, 144A	4.380	07/20/29	48	48,436
Series 2023-01, Class A2, 144A	5.510	01/22/29	808	809,682
Series 2023-02, Class A2, 144A	5.560	04/22/30	2,498	2,512,008
Series 2023-03, Class A2, 144A	6.400	03/20/30	6,317	6,401,785
Series 2024-01, Class A2, 144A	5.230	03/20/30	3,369	3,393,947

Ford Credit Auto Owner Trust, Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	34,180,178
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,159,853
GMF Floorplan Owner Revolving Trust, Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	25,169,103
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,250,261
Toyota Auto Loan Extended Note Trust, Series 2021-01A, Class A, 144A	1.070	02/27/34	56,600	56,185,948
				245,745,926
Collateralized Loan Obligations 18.5%
AGL CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	10/20/34	50,000	50,020,060
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	01/20/37	50,000	50,020,830

Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	01/20/35	20,000	20,008,050
Apidos CLO (Cayman Islands), Series 2016-25A, Class A1R3, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	01/20/37	20,000	19,990,974
ARES CLO Ltd. (Cayman Islands), Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.035(c)	04/15/34	50,000	49,999,065
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.944(c)	10/20/34	42,500	42,500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	01/20/35	24,070	24,072,518
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	5.044(c)	04/20/36	40,000	39,999,384

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.156(c)	10/20/31	12,250	12,257,455
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.995(c)	04/24/34	50,000	49,971,595
Series 2018-12A, Class ARR, 144A, 3 Month SOFR + 0.930% (Cap N/A, Floor 0.930%)	4.782(c)	05/17/31	12,314	12,310,555
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.085(c)	10/15/36	50,000	49,981,045
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.055(c)	07/15/34	38,000	37,981,027

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2021-23A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.958(c)	04/25/34	70,000	69,992,923
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.246(c)	07/15/31	3,586	3,585,895
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	10/15/34	15,000	14,999,715
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.236(c)	07/15/31	8,010	8,013,570
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.166(c)	07/15/30	6,165	6,164,836

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Canyon CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR2, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.935%(c)	10/15/34	20,000	$19,986,296
CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	4.904(c)	04/20/32	42,873	42,852,335
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.246(c)	07/20/31	2,821	2,821,150
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.077(c)	10/24/30	4,669	4,668,607
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.950(c)	01/23/35	50,000	50,023,675

Clover CLO LLC, Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.928(c)	01/25/35	16,000	15,998,413
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	10/20/34	50,000	49,979,790
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.084(c)	01/20/35	11,225	11,222,812
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.965(c)	07/15/34	62,500	62,469,262
Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.968(c)	04/25/36	54,000	53,994,060
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	10/20/31	1,662	1,661,564
Highbridge Loan Management Ltd. (Cayman Islands), Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.965(c)	10/15/30	9,545	9,542,047
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.004(c)	04/20/34	50,000	49,999,000
ICG US CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	01/20/35	50,000	50,009,500
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.038(c)	07/25/34	50,000	49,994,995
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.924(c)	10/20/34	40,000	39,960,296

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.114(c)	10/20/31	7,775	7,778,766
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346(c)	01/15/31	160	160,068
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.235(c)	04/15/35	50,000	50,004,945
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	10/20/34	15,000	14,999,707
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.164(c)	07/20/34	10,000	10,001,918
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	10/20/34	40,000	40,000,484
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.245(c)	10/15/34	50,000	50,040,200
Madison Park Funding Ltd. (Cayman Islands),
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.985(c)	07/15/34	17,000	17,008,500
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	5.296(c)	04/19/33	11,771	11,776,093
Series 2021-52A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.957(c)	01/22/35	25,000	25,006,072

Marathon CLO Ltd. (Cayman Islands), Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.015(c)	04/15/34	50,000	49,971,980
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.173(c)	10/12/30	2,493	2,493,205
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.053(c)	06/20/34	52,000	52,000,000
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.228(c)	06/15/31	8,033	8,036,995

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	01/15/37	25,000	24,983,272
Octagon Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.130(c)	07/21/35	50,000	50,038,865
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.918(c)	05/21/34	25,000	24,999,355
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	04/15/31	337	337,277

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands), (cont’d.)
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.955%(c)	10/15/32	6,242	$6,242,458
Series 2024-02A, Class A1N, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	4.905(c)	01/15/33	18,888	18,878,364

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.923(c)	02/14/34	50,000	49,980,860
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.316(c)	07/15/31	265	265,082
Rad CLO Ltd. (Cayman Islands), Series 2020-07A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.232(c)	04/17/36	50,000	50,015,430
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	5.050(c)	06/20/34	50,000	49,978,860
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.105(c)	01/15/33	25,949	25,975,830
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.336(c)	10/20/30	1,365	1,366,414
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	04/20/34	50,000	49,989,440
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.974(c)	01/20/36	60,500	60,510,140

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.998(c)	07/25/31	12,853	12,857,638
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.176(c)	04/20/31	3,053	3,052,561
RR Ltd. (Cayman Islands),
Series 2021-17A, Class A1AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.975(c)	07/15/34	40,000	39,981,488
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.025(c)	04/15/38	24,000	23,988,000

Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	04/20/33	10,431	10,439,320
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.944(c)	01/20/35	40,000	40,000,472
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.231(c)	05/07/31	517	517,418
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	07/15/31	13,613	13,607,093

Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.924(c)	01/20/35	41,750	41,683,200
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.034(c)	10/20/34	46,500	46,504,218
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.191(c)	10/23/31	2,721	2,720,778
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.158(c)	10/26/31	9,478	9,484,867
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.914(c)	01/20/32	22,103	22,095,812

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR2, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.934(c)	10/20/33	20,000	20,002,608
TCW CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.934(c)	04/20/34	25,000	24,982,907
TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	01/20/32	6,305	6,305,075
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR4, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.968(c)	01/25/34	51,000	50,989,173
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.095(c)	07/15/34	50,000	49,975,230
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.958(c)	01/25/34	14,550	14,547,535
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	07/20/34	33,500	33,496,650
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.994(c)	10/20/34	30,000	29,983,833
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.185(c)	10/15/31	9,271	9,276,230
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.155(c)	07/15/32	24,079	24,102,734
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.090(c)	04/25/31	244	243,900
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	5.296(c)	10/18/31	5,169	5,170,558
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.216(c)	01/20/31	1,930	1,929,984
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	04/20/34	25,000	25,000,467

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.105%(c)	01/15/35	40,000	$39,993,676

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.175(c)	10/15/35	16,100	16,113,667
				2,448,940,971
Consumer Loans 0.3%
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,637,203
Home Equity Loans 0.5%
BRAVO Residential Funding Trust, Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55	11,300	11,305,226
COOPR Residential Mortgage Trust, Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	10,128	10,133,728
JPMorgan Mortgage Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.299(c)	10/20/54	5,181	5,180,653
Series 2025-HE03, Class A1, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.422(c)	03/25/56	17,400	17,400,000
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	6,351	6,443,358
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	8,939	9,027,201
Series 2025-CES11, Class A1A, 144A	4.966(cc)	11/25/55	11,900	11,936,073
				71,426,239

Total Asset-Backed Securities (cost $2,796,538,761)				2,801,750,339
Certificates of Deposit 2.9%
Bank of America NA, SOFR + 0.340%	4.350(c)	04/27/26	25,000	25,010,924
Bank of Montreal,
SOFR + 0.390%	4.440(c)	08/20/26	17,000	17,008,128
SOFR + 0.400%	4.450(c)	08/28/26	15,000	15,016,323

BNP Paribas SA	4.600	02/17/26	26,700	26,732,398
Canadian Imperial Bank of Commerce,
SOFR + 0.340%	4.390(c)	10/19/26	58,000	58,086,065
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.450(c)	08/03/26	35,000	35,034,867
SOFR + 0.430%	4.480(c)	05/08/26	17,500	17,519,838
Credit Agricole Corporate & Investment Bank,
SOFR + 0.370%	4.420(c)	10/26/26	50,000	50,002,590
SOFR + 0.810%	4.860(c)	06/07/27	10,000	10,081,529

Natixis SA, SOFR + 0.620%	4.670(c)	10/29/26	10,000	10,023,086
Nordea Bank Abp,
SOFR + 0.320%	4.370(c)	06/29/26	30,000	30,015,249
SOFR + 0.320%	4.370(c)	07/23/26	30,000	30,012,180
SOFR + 0.400%	4.350(c)	02/19/27	40,000	40,014,360

Toronto-Dominion Bank (The), SOFR + 0.350%	4.400(c)	07/06/26	25,000	25,011,808

Total Certificates of Deposit (cost $389,188,052)				389,569,345
Commercial Mortgage-Backed Securities 9.6%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A1	1.122	11/15/54	1,708	1,681,259
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	35,456	35,124,108
Series 2017-BNK05, Class A4	3.131	06/15/60	20,033	19,777,811
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,466,966
Series 2017-BNK09, Class A4	3.538	11/15/54	19,848	19,583,441

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2018-BN10, Class A5	3.688%	02/15/61	28,130	$27,842,683
Series 2018-BN13, Class A4	3.953	08/15/61	13,452	13,376,808
Series 2019-BN17, Class A3	3.456	04/15/52	3,666	3,594,847
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	174	173,519
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	20,903,931
BANK5,
Series 2023-05YR1, Class A2	5.779	04/15/56	1,524	1,559,405
Series 2023-05YR1, Class A3	6.260(cc)	04/15/56	3,193	3,317,506
Series 2024-05YR7, Class A3	5.769	06/15/57	18,500	19,362,131

Barclays Commercial Mortgage Securities Trust, Series 2023-05C23, Class A3	6.675(cc)	12/15/56	34,875	37,057,648
Benchmark Mortgage Trust,
Series 2018-B05, Class A2	4.077	07/15/51	522	518,146
Series 2018-B05, Class A3	3.944	07/15/51	5,600	5,565,722
Series 2023-V02, Class A3	5.812(cc)	05/15/55	16,857	17,424,695
Series 2023-V03, Class A3	6.363(cc)	07/15/56	16,734	17,543,030
Series 2024-V08, Class A3	6.189(cc)	07/15/57	11,700	12,397,806
BMO Mortgage Trust,
Series 2023-05C2, Class A3	7.296(cc)	11/15/56	21,175	22,682,560
Series 2024-05C5, Class A3	5.857	02/15/57	31,000	32,485,948
Series 2024-05C6, Class A3	5.316	09/15/57	11,330	11,695,789

BPR Trust, Series 2021-TY, Class A, 144A, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.123(c)	09/15/38	16,779	16,773,757
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	4.923(c)	11/15/38	59,175	59,101,122
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.994(c)	12/15/38	62,342	62,283,760
Series 2021-XL02, Class A, 144A, 1 Month SOFR + 0.803% (Cap N/A, Floor 0.689%)	4.762(c)	10/15/38	4,027	4,022,248
Series 2022-LP02, Class A, 144A, 1 Month SOFR + 1.013% (Cap N/A, Floor 1.013%)	4.972(c)	02/15/39	3,308	3,301,531
BX Trust,
Series 2021-ARIA, Class A, 144A, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.899%)	4.973(c)	10/15/36	31,312	31,292,593
Series 2021-LBA, Class AJV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	4.873(c)	02/15/36	9,982	9,969,963
Series 2021-LGCY, Class A, 144A, 1 Month SOFR + 0.620% (Cap N/A, Floor 0.506%)	4.579(c)	10/15/36	12,690	12,638,905
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	4.959(c)	01/15/39	74,019	73,926,757
CD Mortgage Trust,
Series 2016-CD02, Class A3	3.248	11/10/49	2,328	2,310,815
Series 2017-CD03, Class A3	3.356	02/10/50	5,090	5,050,042

CFCRE Commercial Mortgage Trust, Series 2016-C04, Class A4	3.283	05/10/58	4,039	4,029,618
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	1,437	1,413,304
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	1,598	1,571,122
Series 2016-C01, Class A3	2.944	05/10/49	3,869	3,856,932
Series 2016-C02, Class A3	2.575	08/10/49	12,516	12,389,931
Series 2016-C03, Class A4	3.154	11/15/49	15,933	15,756,505
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,619,595
Series 2016-P04, Class A3	2.646	07/10/49	10,000	9,922,225
Series 2016-P05, Class A3	2.684	10/10/49	4,023	3,981,645
Series 2016-P06, Class A4	3.458	12/10/49	10,464	10,397,343
Series 2017-C04, Class A3	3.209	10/12/50	1,074	1,057,481
Series 2017-P07, Class A3	3.442	04/14/50	8,185	8,106,057
Series 2017-P08, Class A3	3.203	09/15/50	21,272	20,933,397
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	87,559
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,859,874
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,574,879
Series 2019-GC44, Class A2	2.827	08/15/57	11,162	10,724,113

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A3	3.501	12/15/49	2,132	2,126,091

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A5	3.090%	01/15/49	12,765	$12,717,276
Series 2016-C07, Class A4	3.210	11/15/49	3,499	3,480,975
Series 2017-C08, Class A3	3.127	06/15/50	11,367	11,174,706
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	1,914	1,903,670
Series 2016-C03, Class A4	2.632	08/10/49	6,895	6,850,270
Series 2016-C03, Class A5	2.890	08/10/49	8,353	8,273,612
GS Mortgage Securities Trust,
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,897,400
Series 2016-GS03, Class A3	2.592	10/10/49	18,161	17,993,615
Series 2016-GS03, Class A4	2.850	10/10/49	11,040	10,891,545
Series 2016-GS04, Class A3	3.178	11/10/49	4,600	4,558,971
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	21,278	21,085,677
Series 2017-GS06, Class A2	3.164	05/10/50	14,449	14,223,640
Series 2017-GS07, Class A3	3.167	08/10/50	32,020	31,603,458
Series 2018-GS09, Class A4	3.992(cc)	03/10/51	12,005	11,932,257
Series 2019-GC38, Class AAB	3.835	02/10/52	1,224	1,219,863

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.639	11/15/47	760	747,249
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	2,997	2,968,837
Series 2017-C07, Class A4	3.147	10/15/50	20,186	19,822,858
Series 2018-C08, Class A3	3.944	06/15/51	4,277	4,245,446

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP01, Class A5	3.914	01/15/49	3,759	3,744,422
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A4, 144A	3.551	07/12/50	2,960	2,914,842
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4	3.325	05/15/49	11,665	11,614,054
Series 2016-C30, Class A5	2.860	09/15/49	21,635	21,322,310
Series 2016-C31, Class A4	2.840	11/15/49	6,519	6,458,358
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,801,447
Series 2017-C33, Class A5	3.599	05/15/50	17,840	17,661,504
Series 2017-C34, Class A3	3.276	11/15/52	17,500	17,253,812

Morgan Stanley Capital I, Series 2017-HR02, Class A4	3.587	12/15/50	5,395	5,330,304
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	13,246	13,077,217
Series 2018-L01, Class ASB	4.238(cc)	10/15/51	2,121	2,123,399

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.357(c)	03/15/39	2,230	2,231,394
NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	5,630	5,918,424
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.023(c)	01/15/36	17,410	16,740,643
Santander Commercial Mortgage Securities LLC, Series 2025-BNC01, Class A2, 144A	4.502	04/15/28	25,000	24,999,975
SREIT Trust, Series 2021-MFP02, Class A, 144A, 1 Month SOFR + 0.936% (Cap N/A, Floor 0.822%)	4.895(c)	11/15/36	25,130	25,106,622
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	11,843	11,685,107
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	14,286	14,182,377
Series 2016-C35, Class A3	2.674	07/15/48	1,526	1,516,453
Series 2016-C36, Class A3	2.807	11/15/59	12,385	12,256,315
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,363,861
Series 2017-C38, Class A4	3.190	07/15/50	14,822	14,628,123
Series 2017-C40, Class A3	3.317	10/15/50	10,800	10,683,720
Series 2017-C41, Class A3	3.210	11/15/50	815	800,327
Series 2018-C45, Class A3	3.920	06/15/51	4,842	4,826,374

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2024-5C1, Class A3	5.928%	07/15/57	58,870	$61,819,876

Total Commercial Mortgage-Backed Securities (cost $1,260,730,363)				1,272,867,508
Corporate Bonds 45.2%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,412,412
General Dynamics Corp., Gtd. Notes	2.625	11/15/27	5,120	5,013,574
RTX Corp.,
Sr. Unsec’d. Notes	3.500	03/15/27	12,000	11,927,930
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,010,294
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,586,314
				75,950,524
Agriculture 1.0%
Bunge Ltd. Finance Corp., Gtd. Notes	4.100	01/07/28	6,000	6,014,719
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.625	02/11/28	45,700	46,431,880
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.875	10/27/28	35,000	34,918,358
Sr. Unsec’d. Notes	4.125	04/28/28	30,000	30,121,982
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,096,994
				127,583,933
Auto Manufacturers 5.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,753,563
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	4.600(c)	05/11/26	44,000	44,029,212
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.776(c)	12/11/26	35,000	35,056,228
Sr. Unsec’d. Notes, MTN, SOFR + 0.730% (Cap N/A, Floor 0.000%)	4.902(c)	03/08/27	35,000	35,041,018
Sr. Unsec’d. Notes, MTN, SOFR + 0.820%	5.009(c)	03/03/28	5,000	5,008,948
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.150	08/11/27	16,000	16,040,246
Gtd. Notes, 144A	4.650	03/19/27	18,900	19,023,984
Gtd. Notes, 144A, SOFR Index + 0.550%	4.653(c)	04/02/26	20,000	20,009,338
Gtd. Notes, 144A	4.750	03/21/28	29,800	30,255,073
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	4.300	08/12/27	11,200	11,240,887
Gtd. Notes, 144A, SOFR + 0.840%	4.930(c)	01/13/28	16,600	16,613,280
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,154,053
Gtd. Notes, 144A, SOFR + 0.960%	5.075(c)	09/25/27	24,000	24,024,000
Gtd. Notes, 144A	5.150	01/16/26	14,000	14,012,355
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	10,000	9,965,656
Sr. Unsec’d. Notes	4.200	10/27/28	20,000	20,013,837
Sr. Unsec’d. Notes	5.050	04/04/28	17,500	17,818,097
Sr. Unsec’d. Notes, SOFR Index + 1.050%	5.139(c)	07/15/27	30,000	30,003,093
Sr. Unsec’d. Notes, SOFR Index + 1.170%	5.269(c)	04/04/28	17,500	17,500,082
Sr. Unsec’d. Notes	5.400	04/06/26	8,500	8,532,577
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,529,097
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	14,400	14,518,575
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	5,063,931
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	5.141(c)	09/24/27	9,170	9,200,369

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America, (cont’d.)
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.151%(c)	06/24/27	40,000	$40,152,041
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.159(c)	03/19/27	16,670	16,722,552
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.630%	4.696(c)	07/31/26	13,000	13,016,340
Gtd. Notes, 144A, SOFR + 0.670%	4.769(c)	01/09/26	13,000	13,000,000
Gtd. Notes, 144A, SOFR + 0.780% (Cap N/A, Floor 0.000%)	4.883(c)	04/01/27	15,000	14,962,500
Gtd. Notes, 144A, SOFR + 0.850%	4.906(c)	11/15/27	15,000	14,958,251

PACCAR Financial Corp., Sr. Unsec’d. Notes	4.550	03/03/28	50,000	50,837,915
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,028,696
Sr. Unsec’d. Notes, SOFR + 0.770%	4.817(c)	08/07/26	6,000	6,017,199
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.350(c)	02/24/26	13,750	13,752,184
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	4.541(c)	04/10/26	10,000	10,007,968
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.450	09/11/27	12,500	12,537,676
Gtd. Notes, 144A	4.950	03/25/27	8,300	8,362,341
Gtd. Notes, 144A	5.050	03/27/28	16,700	16,961,692
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,810,915
				728,535,769
Banks 9.1%
ABN AMRO Bank NV (Netherlands), Sr. Preferred Notes, 144A	4.718	01/22/27	93,000	93,731,520
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	4.683(c)	03/18/26	13,500	13,514,009
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	4.890(c)	01/18/27	33,600	33,751,351

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	4.850	07/30/26	50,000	50,010,830
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	4.959(c)	06/04/27	30,000	30,136,992
Banque Federative du Credit Mutuel SA (France), Sr. Preferred Notes, 144A, SOFR + 1.130%	5.202(c)	01/23/27	10,890	10,949,284
Citigroup, Inc., Sr. Unsec’d. Notes	1.122(ff)	01/28/27	74,336	73,964,824
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	4.423	03/14/28	17,400	17,637,957
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.640%	4.784(c)	03/14/28	20,700	20,781,531
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes	3.957	10/17/28	22,500	22,553,858
Sr. Preferred Notes, SOFR + 0.590%	4.673(c)	10/17/28	22,500	22,498,517
Sr. Preferred Notes, SOFR Index + 0.620%	4.690(c)	08/28/26	12,920	12,948,133
Sr. Preferred Notes, SOFR Index + 0.710%	4.802(c)	01/09/26	28,500	28,516,789
Sr. Preferred Notes, SOFR Index + 0.710%	4.886(c)	03/05/27	15,000	15,068,960

Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.630%	4.698(c)	01/27/27	83,000	83,077,174
Morgan Stanley Bank NA, Sr. Unsec’d. Notes, SOFR + 0.685%	4.774(c)	10/15/27	30,420	30,479,702
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,028,278
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	4.668(c)	10/26/27	20,000	20,042,260
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	4.806(c)	12/10/25	14,286	14,287,086
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.500%	4.672(c)	03/06/28	25,000	24,994,728

National Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.670% (Cap N/A, Floor 0.000%)	4.768(c)	10/06/27	45,000	44,969,405
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	4.350	05/20/27	29,250	29,482,474

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
National Securities Clearing Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A, SOFR + 0.570%	4.631%(c)	05/20/27	9,450	$9,482,291

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	52,711	51,987,837
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.174	11/06/28	43,300	43,339,498
Sr. Unsec’d. Notes, 144A	4.789	03/21/28	20,000	20,335,642
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A, SOFR + 0.740%	4.859(c)	03/19/27	5,556	5,576,473
Sr. Preferred Notes, 144A, MTN	4.375	03/17/28	24,750	24,977,054
Sr. Preferred Notes, 144A, MTN, SOFR + 0.700%	4.828(c)	03/17/28	20,000	20,054,036
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	4.605(c)	01/20/26	10,000	10,004,850
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	4.638(c)	04/27/26	7,027	7,035,960
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	5.030(c)	01/19/27	20,000	20,121,364
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Preferred Notes, 144A	4.375	06/02/28	35,000	35,386,908
Sr. Preferred Notes, 144A, SOFR + 0.750%	4.944(c)	06/02/28	13,500	13,548,223
State Street Corp.,
Sr. Unsec’d. Notes	4.536	02/28/28	43,400	44,064,825
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,803,073

Svenska Handelsbanken AB (Sweden), Sr. Preferred Notes, 144A	4.375	05/23/28	14,000	14,172,155
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes	4.109	10/13/28	17,500	17,534,360
Sr. Unsec’d. Notes, SOFR + 0.750%	4.840(c)	10/13/28	17,500	17,489,633
Sr. Unsec’d. Notes, MTN	4.574	06/02/28	22,500	22,795,562
Sr. Unsec’d. Notes, MTN, SOFR + 0.910%	5.104(c)	06/02/28	7,500	7,532,093
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	10,017,363
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	10,000	10,001,492
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	15,021,408

Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	4.799(c)	01/15/26	12,800	12,805,349
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A, SOFR + 0.500%	4.672(c)	03/06/28	25,000	25,005,578
				1,206,518,689
Beverages 0.7%
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.300	10/24/27	15,619	15,992,182
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.350	05/15/28	20,000	20,060,626
Gtd. Notes, SOFR Index + 0.880%	5.024(c)	03/15/27	26,000	26,004,188

Molson Coors Beverage Co., Gtd. Notes	3.000	07/15/26	7,000	6,951,530
PepsiCo, Inc., Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,292,719
				95,301,245
Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650	03/01/26	10,000	9,987,037
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,138,695

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.8%
Air Products & Chemicals, Inc., Sr. Unsec’d. Notes	4.300%	06/11/28	37,760	$38,158,087
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.500	03/12/27	50,000	50,255,400
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,330,838
				108,744,325
Commercial Services 0.1%
Equifax, Inc., Sr. Unsec’d. Notes	3.250	06/01/26	7,600	7,560,538
Computers 0.9%
Accenture Capital, Inc., Gtd. Notes	3.900	10/04/27	22,940	23,009,858
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	13,150	13,124,321
IBM International Capital Pte Ltd., Gtd. Notes	4.700	02/05/26	20,000	20,028,032
International Business Machines Corp.,
Sr. Unsec’d. Notes	3.300	05/15/26	26,510	26,422,274
Sr. Unsec’d. Notes	4.500	02/06/26	37,000	37,022,328
				119,606,813
Cosmetics/Personal Care 0.1%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	4.250	08/12/27	13,650	13,746,682
Diversified Financial Services 1.6%
American Express Co.,
Sr. Unsec’d. Notes	5.389(ff)	07/28/27	41,656	42,013,761
Sr. Unsec’d. Notes	5.645(ff)	04/23/27	34,206	34,409,596

Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	4.768(c)	05/26/26	40,000	40,061,877
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.950	12/01/28	12,900	12,916,637
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN	4.500	09/15/26	46,000	46,019,840
Sr. Unsec’d. Notes, MTN	4.750	08/11/26	30,000	29,988,845

LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	7,140	7,212,890
				212,623,446
Electric 2.6%
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27	10,710	10,848,416
DTE Electric Co., General Ref. Mortgage	4.850	12/01/26	42,750	43,197,638
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,806,835
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,412,178
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,248,552

Duke Energy Progress LLC, First Mortgage	4.350	03/06/27	30,000	30,206,252
Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,519,906

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes	4.000%	10/01/28	21,000	$21,049,530
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,819,342
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27	20,000	20,214,593
Gtd. Notes, SOFR Index + 0.760%	4.820(c)	01/29/26	30,000	30,022,054
Gtd. Notes	4.850	02/04/28	11,000	11,202,444
Gtd. Notes, SOFR Index + 0.800%	4.853(c)	02/04/28	11,000	11,054,064
Gtd. Notes	4.950	01/29/26	19,000	19,019,217

Pacific Gas & Electric Co., First Mortgage	3.150	01/01/26	9,900	9,887,136
Southern California Edison Co.,
First Mortgage	4.400	09/06/26	18,000	18,028,208
First Mortgage	5.350	03/01/26	12,000	12,029,147

Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series B	2.950	11/15/26	19,306	19,117,074
WEC Energy Group, Inc., Sr. Unsec’d. Notes	4.750	01/09/26	23,000	23,005,725
				343,688,311
Electronics 1.4%
Amphenol Corp.,
Sr. Unsec’d. Notes	3.800	11/15/27	25,600	25,553,998
Sr. Unsec’d. Notes	3.900	11/15/28	12,800	12,799,366
Sr. Unsec’d. Notes	4.375	06/12/28	36,000	36,374,358
Sr. Unsec’d. Notes	5.050	04/05/27	29,290	29,715,857

Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,843,563
Honeywell International, Inc., Sr. Unsec’d. Notes	4.650	07/30/27	34,000	34,433,136
Tyco Electronics Group SA (Switzerland), Gtd. Notes	4.500	02/13/26	23,250	23,289,665
				187,009,943
Foods 1.4%
Hershey Co. (The), Sr. Unsec’d. Notes	4.550	02/24/28	12,000	12,206,501
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.450	03/01/27	30,000	30,210,349
Sr. Unsec’d. Notes, 144A	4.600	03/01/28	40,000	40,539,333
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.625	03/17/27	13,909	13,663,231
Sr. Unsec’d. Notes	4.250	05/06/28	47,700	47,970,821

Nestle Holdings, Inc., Gtd. Notes, 144A	5.250	03/13/26	20,000	20,062,346
Sysco Corp., Gtd. Notes	3.300	07/15/26	14,000	13,928,085
				178,580,666
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	4.400	06/30/28	6,000	6,063,436
Healthcare-Products 0.6%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,862,205

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150%	03/20/27	6,133	$6,199,059
Stryker Corp.,
Sr. Unsec’d. Notes	4.550	02/10/27	30,000	30,223,212
Sr. Unsec’d. Notes	4.700	02/10/28	22,500	22,851,804
				80,136,280
Healthcare-Services 0.6%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,491,830
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,729,310
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.400	06/15/28	10,000	10,119,786
				78,340,926
Insurance 3.6%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.600	12/15/27	23,606	23,835,049
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	25,239,937
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	5.410(c)	09/25/26	30,000	30,185,498
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	18,200	18,254,607

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, SOFR Index + 0.700%	4.748(c)	11/08/27	9,110	9,153,321
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	4.150	08/25/28	15,000	15,064,526
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	4.852(c)	06/11/27	19,000	19,071,651
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	4.662(c)	04/09/26	14,000	14,013,968
New York Life Global Funding,
Sr. Sec’d. Notes, 144A, SOFR + 0.550%	4.702(c)	06/11/27	40,000	40,051,323
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	4.773(c)	04/02/27	55,000	55,208,630
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.480%	4.533(c)	02/04/27	30,000	30,025,872
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.709(c)	03/27/26	23,000	23,013,791
Sr. Sec’d. Notes, 144A, SOFR + 0.750% (Cap N/A, Floor 0.000%)	4.841(c)	07/10/28	35,000	35,113,209
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,205,996
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,795,550
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	20,130,116
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,188,753
Sec’d. Notes, 144A, SOFR + 0.850% (Cap N/A, Floor 0.000%)	5.002(c)	09/11/28	50,000	50,025,173
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	4.791(c)	04/10/26	10,000	10,006,949
				470,583,919
Internet 1.0%
Alphabet, Inc., Sr. Unsec’d. Notes	3.875	11/15/28	17,300	17,405,197
Amazon.com, Inc.,
Sr. Unsec’d. Notes	3.900	11/20/28	30,000	30,120,887
Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,000,000

Netflix, Inc., Sr. Unsec’d. Notes	4.875	04/15/28	50,150	51,252,060
				130,778,144

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800%	01/06/26	15,000	$15,008,402
Sr. Unsec’d. Notes, MTN	4.350	05/15/26	52,000	52,070,800
				67,079,202
Machinery-Diversified 0.8%
CNH Industrial Capital LLC,
Gtd. Notes	1.875	01/15/26	15,000	14,952,642
Gtd. Notes	4.500	10/08/27	10,500	10,578,169
Gtd. Notes	4.750	03/21/28	15,750	15,960,151
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%	4.629(c)	03/06/26	21,000	21,006,458
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.772(c)	06/11/27	11,635	11,670,852
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	29,000	29,016,880
				103,185,152
Media 0.4%
Comcast Corp., Gtd. Notes	2.350	01/15/27	55,609	54,636,947
Mining 0.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	30,040,614
Glencore Funding LLC (Australia),
Gtd. Notes, 144A, SOFR Index + 0.750%	4.853(c)	10/01/26	20,000	19,997,934
Gtd. Notes, 144A	4.907	04/01/28	12,000	12,208,196
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.375	03/12/27	10,000	10,062,983
Gtd. Notes	4.500	03/14/28	12,000	12,138,384
				84,448,111
Miscellaneous Manufacturing 0.4%
Siemens Funding BV (Germany),
Gtd. Notes, 144A	4.350	05/26/28	29,900	30,274,432
Gtd. Notes, 144A, SOFR + 0.640%	4.709(c)	05/26/28	18,000	18,005,164
				48,279,596
Oil & Gas 1.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27	33,000	33,017,536
Chevron USA, Inc.,
Gtd. Notes	4.405	02/26/27	33,900	34,167,336
Gtd. Notes	4.475	02/26/28	33,900	34,427,493

EOG Resources, Inc., Sr. Unsec’d. Notes	4.400	07/15/28	20,000	20,226,067
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	6,000	5,982,322
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	21,470	21,389,206
				149,209,960

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.4%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900%	05/17/28	22,500	$22,460,372
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	24,073,349
				46,533,721
Pharmaceuticals 1.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.650	03/15/28	49,500	50,302,843
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	25,000	25,275,358
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%	4.551(c)	02/20/26	6,170	6,173,567
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,273,975

Eli Lilly & Co., Sr. Unsec’d. Notes, SOFR + 0.530%	4.711(c)	10/15/28	22,000	22,115,698
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	4.315	03/12/27	35,000	35,203,175
GlaxoSmithKline Capital, Inc., Gtd. Notes	3.875	05/15/28	12,000	11,998,179
Johnson & Johnson, Sr. Unsec’d. Notes	4.550	03/01/28	19,800	20,175,147
Novartis Capital Corp., Gtd. Notes	3.900	11/05/28	36,800	36,970,256
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.450	05/19/28	3,000	3,034,049
Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	34,000	34,207,788
				254,730,035
Pipelines 2.2%
Boardwalk Pipelines LP, Gtd. Notes	5.950	06/01/26	62,174	62,425,413
Enbridge, Inc. (Canada),
Gtd. Notes	4.600	06/20/28	15,000	15,169,137
Gtd. Notes	5.250	04/05/27	19,000	19,253,352
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	25,500	25,708,773
Gtd. Notes	4.600	01/11/27	20,000	20,141,732
Gtd. Notes	5.050	01/10/26	14,750	14,760,768
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	19,379	19,255,601
Sr. Unsec’d. Notes	4.125	03/01/27	7,530	7,523,235
ONEOK, Inc.,
Gtd. Notes	4.000	07/13/27	6,210	6,198,171
Gtd. Notes	4.250	09/24/27	33,740	33,826,223
Gtd. Notes	5.000	03/01/26	10,560	10,560,000
Gtd. Notes	5.550	11/01/26	20,565	20,798,273

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,126,334
				295,747,012
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.800	04/15/26	3,370	3,363,511
Public Storage Operating Co., Gtd. Notes, SOFR Index + 0.700%	4.785(c)	04/16/27	19,773	19,821,090

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes	3.950%	02/01/29	17,300	$17,246,977
Sr. Unsec’d. Notes	4.125	10/15/26	12,500	12,506,092

Ventas Realty LP, Gtd. Notes	4.000	03/01/28	19,755	19,705,711
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	13,336	13,369,631
				86,013,012
Retail 1.9%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.148	09/29/28	31,500	31,564,959
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	09/15/28	12,000	11,994,006
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	22,063,924
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26	24,000	23,853,690
Sr. Unsec’d. Notes	3.950	10/15/27	25,000	24,993,530
Sr. Unsec’d. Notes	4.000	10/15/28	37,450	37,447,735
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,522,261

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	5.750	11/20/26	10,000	10,150,082
Starbucks Corp.,
Sr. Unsec’d. Notes	4.500	05/15/28	30,000	30,307,245
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,683,175

Target Corp., Sr. Unsec’d. Notes	4.350	06/15/28	14,000	14,155,237
				254,735,844
Semiconductors 0.7%
Broadcom, Inc., Sr. Unsec’d. Notes	4.800	04/15/28	68,800	70,106,976
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	10,181	10,108,883
Microchip Technology, Inc., Gtd. Notes	4.900	03/15/28	16,000	16,235,494
				96,451,353
Software 0.7%
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	4.200	09/10/27	6,300	6,327,110
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.150	03/01/26	5,000	4,961,922
Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,348,779
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,463,436
Roper Technologies, Inc., Sr. Unsec’d. Notes	4.250	09/15/28	10,000	10,043,440
				89,144,687
Telecommunications 0.8%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	19,512,144
Sr. Unsec’d. Notes	4.550	02/24/28	27,500	27,940,452
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,124,856

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567%	07/16/27	35,000	$35,268,264
				107,845,716
Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,618,210
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,011,136
				25,629,346
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,603,279

Total Corporate Bonds (cost $5,935,352,412)				5,970,752,294
Residential Mortgage-Backed Securities 1.6%
Angel Oak Mortgage Trust, Series 2025-12, Class A1, 144A	5.039(cc)	12/25/70	20,000	20,030,692
Credit Suisse Mortgage Trust, Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	2,961	2,917,868
Cross Mortgage Trust,
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	11,870	11,896,483
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	24,100	24,150,396

GCAT Trust, Series 2025-NQM07, Class A1, 144A	5.036(cc)	11/25/70	20,000	20,028,968
HOMES Trust, Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70	9,905	9,912,136
OBX Trust,
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55	15,744	15,819,980
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65	8,528	8,568,005
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	25,000	25,037,980
Towd Point Mortgage Trust,
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	1,782	1,764,207
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	2,070	2,049,668
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	3,922	3,800,222

Verus Securitization Trust, Series 2025-10, Class A1FC, 144A	5.017(cc)	06/25/70	62,380	62,515,719

Total Residential Mortgage-Backed Securities (cost $208,177,152)				208,492,324
U.S. Treasury Obligations(k) 0.3%
U.S. Treasury Notes	4.125	11/15/27	31,000	31,357,227
U.S. Treasury Notes	4.250	01/15/28	2,000	2,030,312

Total U.S. Treasury Obligations (cost $32,914,905)				33,387,539

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Affiliated Exchange-Traded Fund 1.2%
PGIM AAA CLO ETF (cost $159,005,781)(wa)	3,100,500	$159,520,725

Total Long-Term Investments (cost $10,781,907,426)		10,836,340,074

Short-Term Investments 17.6%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $191,449,668)(wa)	191,449,668	191,449,668

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.7%
BNP Paribas SA, SOFR + 0.360%	4.410%(c)	11/05/26	50,000	50,006,485
Intesa Sanpaolo SpA	4.270	06/30/26	102,500	102,557,144
Natixis SA, SOFR + 0.360%	4.410(c)	10/09/26	65,000	64,999,720
Svenska Handelsbanken,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.320(c)	09/16/26	25,000	24,998,850
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.320(c)	09/24/26	25,000	24,997,893
SOFR + 0.400%	4.410(c)	04/15/26	24,500	24,523,650

Swedbank AB, SOFR + 0.310%	4.320(c)	09/16/26	9,000	9,002,492
Toronto-Dominion Bank (The), SOFR + 0.450%	4.460(c)	04/23/26	27,000	27,030,950
Westpac Banking Corp., SOFR + 0.320%	4.370(c)	07/02/26	25,000	25,013,522

Total Certificates of Deposit (cost $353,000,000)				353,130,706
Commercial Paper 13.5%
Agree LP, 144A	4.156(n)	12/04/25	9,000	8,993,546
Alexandria Real Estate Equities, Inc.,
144A	4.206(n)	12/01/25	51,950	51,931,984
144A	4.239(n)	12/12/25	28,600	28,553,476
144A	4.251(n)	12/15/25	71,400	71,259,064
144A	4.376(n)	01/09/26	25,000	24,879,360
Alimentation Couche-Tard, Inc.,
144A	4.159(n)	01/12/26	13,000	12,932,400
144A	4.165(n)	12/05/25	14,500	14,488,384
144A	4.194(n)	01/21/26	53,000	52,669,280
144A	4.194(n)	01/22/26	28,000	27,822,043
144A	4.249(n)	01/13/26	22,500	22,380,399

American Honda Finance Corp.	4.266(n)	02/06/26	4,000	3,967,800

American Honda Finance Corp.	4.291(n)	01/13/26	20,000	19,895,120
Bank of America Securities, Inc.,
SOFR + 0.320%	4.590(c)	05/28/26	35,000	35,017,112
SOFR + 0.330%	4.380(c)	08/05/26	25,000	25,006,068
SOFR + 0.350%	4.470(c)	10/28/26	14,500	14,494,346

Bank of Montreal, 144A, SOFR + 0.370%	4.420(c)	05/27/26	17,000	17,005,825
Bayer Corp.,
144A	4.638(n)	08/05/26	30,000	29,172,222
144A	4.746(n)	07/20/26	31,000	30,197,224
Bell Canada,
144A	4.261(n)	12/19/25	31,500	31,425,468
144A	4.262(n)	12/18/25	16,000	15,963,950

Cabot Corp., 144A	4.177(n)	12/11/25	6,000	5,991,306
Carrier Global Corp.	4.174(n)	12/05/25	42,000	41,966,925

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

CBRE Services, Inc., 144A	4.180%(n)	12/11/25	62,900	$62,809,034
Enbridge, Inc.,
144A	4.182(n)	12/01/25	23,450	23,442,076
144A	4.194(n)	12/19/25	6,000	5,985,769
Glencore Funding LLC,
144A	4.244(n)	12/10/25	12,100	12,083,160
144A	4.349(n)	12/15/25	2,500	2,495,073
144A	4.406(n)	12/19/25	93,000	92,773,452

Healthpeak OP LLC	4.143(n)	12/03/25	17,000	16,990,205
ING (U.S.) Funding LLC,
144A, SOFR + 0.340%	4.350(c)	07/06/26	45,000	45,023,985
144A, SOFR + 0.340%	4.350(c)	08/18/26	10,000	10,004,527

Johnson Controls International PLC, 144A	4.226(n)	12/19/25	52,000	51,874,898
JPMorgan Securities LLC, 144A, SOFR + 0.430%	4.440(c)	04/29/26	45,000	45,015,020
Microchip Technology, Inc., 144A	4.177(n)	12/05/25	48,000	47,959,958
NextEra Energy Capital Holdings, Inc., 144A	4.299(n)	12/05/25	20,000	19,984,172
NTT Finance Corp.	4.166(n)	01/08/26	10,000	9,953,552

NTT Finance Corp.	4.172(n)	12/02/25	25,000	24,988,918

NTT Finance Corp.	4.190(n)	12/11/25	63,000	62,907,459
Phillips 66,
144A	4.146(n)	12/03/25	10,000	9,994,341
144A	4.156(n)	12/08/25	63,000	62,928,577
144A	4.157(n)	12/09/25	29,000	28,963,831
144A	4.195(n)	12/17/25	1,500	1,496,764
144A	4.216(n)	12/01/25	14,000	13,995,254

Royal Bank of Canada, 144A, SOFR + 0.340%	4.390(c)	10/30/26	58,000	57,995,076
Sempra,
144A	4.170(n)	01/08/26	15,000	14,930,004
144A	4.312(n)	01/09/26	56,500	56,229,873

Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.310%	4.320(c)	09/08/26	30,000	30,005,631
Suncor Energy, Inc., 144A	4.168(n)	12/11/25	90,800	90,665,643
Svenska Handelsbanken, 144A, SOFR + 0.300%	4.310(c)	10/19/26	45,000	44,988,336
Swedbank AB, 144A, SOFR + 0.310%	4.320(c)	09/09/26	33,500	33,509,913
TransCanada PipeLines Ltd.,
144A	4.192(n)	12/12/25	11,000	10,982,595
144A	4.226(n)	12/05/25	31,000	30,975,529

UDR, Inc., 144A	4.146(n)	12/16/25	35,000	34,928,810
VW Credit, Inc.,
144A	4.218(n)	03/12/26	7,500	7,412,067
144A	4.224(n)	03/24/26	4,500	4,441,172
144A	4.231(n)	04/07/26	3,600	3,547,278
144A	4.238(n)	02/05/26	10,000	9,921,915
144A	4.402(n)	03/19/26	30,000	29,624,667

Welltower, Inc., 144A	4.187(n)	12/04/25	35,000	34,976,393

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Westpac Banking Corp., 144A, SOFR + 0.300%	4.350%(c)	10/08/26	45,000	$44,993,165

Total Commercial Paper (cost $1,777,966,878)				1,777,811,394

Total Short-Term Investments (cost $2,322,416,546)				2,322,391,768

TOTAL INVESTMENTS 99.6% (cost $13,104,323,972)				13,158,731,842
Other assets in excess of liabilities(z) 0.4%				50,175,615

Net Assets 100.0%				$13,208,907,457

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
16	3 Month CME SOFR	Dec. 2025	$3,835,900	$(1,102)
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 4.120%	$(1,425)	$781,549	$782,974
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 4.120%	742	255,548	254,806
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 4.120%	11,347	198,858	187,511
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 4.120%	1,349	(74,480)	(75,829)
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 4.120%	46,789	(259,446)	(306,235)
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 4.120%	(489)	9,596	10,085
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 4.120%	—	401,249	401,249
73,000	05/22/26	4.171%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(80,566)	(80,566)

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Interest rate swap agreements outstanding at November 30, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 4.120%	$60,407	$(370,009)	$(430,416)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 4.120%	409	2,777	2,368
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 4.120%	—	19,224	19,224
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 4.120%	(73,249)	(1,932,074)	(1,858,825)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(132,155)	(132,155)
299,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 4.120%	1,159,001	347,241	(811,760)
86,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 4.120%	(324,305)	(1,213,052)	(888,747)
217,200	03/05/27	3.859%(A)	1 Day SOFR(1)(A)/ 4.120%	(157,366)	(327,562)	(170,196)
92,190	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 4.120%	(235,135)	(996,756)	(761,621)
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(284,689)	(284,689)
195,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 4.120%	(624,133)	(3,199,203)	(2,575,070)
137,230	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 4.120%	(261,304)	(313,885)	(52,581)
104,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 4.120%	107,733	443,227	335,494
37,300	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 4.120%	122,572	(229,735)	(352,307)
113,970	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 4.120%	(902,847)	(1,542,944)	(640,097)
36,300	11/26/27	3.296%(A)	1 Day SOFR(1)(A)/ 4.120%	(1,637)	2,740	4,377
70,000	01/07/28	4.110%(A)	1 Day SOFR(1)(A)/ 4.120%	12,334	(1,005,426)	(1,017,760)
299,600	01/16/28	4.249%(A)	1 Day SOFR(1)(A)/ 4.120%	(1,147,835)	(5,622,359)	(4,474,524)
131,615	02/27/28	3.860%(A)	1 Day SOFR(1)(A)/ 4.120%	(1,125,783)	(1,159,286)	(33,503)
261,800	06/30/28	3.445%(A)	1 Day SOFR(1)(A)/ 4.120%	(432,866)	(238,901)	193,965
28,300	01/29/29	3.370%(A)	1 Day SOFR(1)(A)/ 4.120%	3,870	(62,923)	(66,793)
106,500	08/01/29	3.541%(A)	1 Day SOFR(1)(A)/ 4.120%	(587,421)	(771,546)	(184,125)
				$(4,349,242)	$(17,354,988)	$(13,005,746)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).